Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of movement of the allowance for expected credit losses

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning balance	60,531	94,988	124,856
Additional allowance for credit losses, net of recoveries	34,457	29,916	36,734
Write-off	—	(48)	(9,563)
Ending balance	94,988	124,856	152,027

Summary of estimated useful lives of the property and equipment, net

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of their useful life and the lease term

Summary of estimated useful lives of intangible assets

Licenses	5 years
Software	10 years
Content	5 years
Brand name	10 years
Technology	5 years